Changes in Liabilities from Financing Activities - Schedule of Changes In Liabilities From Financing Activities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	$ 15,073,458	$ 16,449,110
Changes in cash flow from financing activities	(4,352,537)	(2,571,682)
Changes in other non-cash items
Impact of changes in foreign exchange rate	1,466,108	(772,926)
Balance	12,187,029	13,104,502
Long-term borrowings (including current portion) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	6,344,559	8,640,311
Changes in cash flow from financing activities	(1,105,138)	(750,819)
Changes in other non-cash items
Impact of changes in foreign exchange rate	667,854	(479,099)
Balance	5,907,275	8,640,311
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	790,147	53,338
Changes in cash flow from financing activities	(106,870)	(68,252)
Changes in other non-cash items		539,835
Impact of changes in foreign exchange rate	3,900	267,044
Balance	687,177	791,965
Liabilities from financing activities- gross [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	22,208,164	25,142,759
Changes in cash flow from financing activities	(5,564,545)	(3,390,753)
Changes in other non-cash items		539,835
Impact of changes in foreign exchange rate	2,137,862	(984,981)
Balance	$ 18,781,481	$ 21,306,860